Cert ARCA

NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

January 11, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Rydex ETF Trust
	CIK:	0001208211
	SEC File Number:	001-31671
	Form Type:	8-A12B
	Filing Date:	12/06/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on November 18, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Rydex MSCI ACWI Equal Weight ETF

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance

11000007